Commitments and Contingencies - Schedule of Purchase Commitments with Two Carriers (Detail) - Wireless carriers [member] - Purchase commitment for purchase of airtime minutes at current market prices [member]
$ in Thousands
Dec. 31, 2017 MXN ($)
Disclosure of commitments [line items]
Purchase commitments	$ 141,850,852
2018 [member]
Disclosure of commitments [line items]
Purchase commitments	72,201,668
2019 [member]
Disclosure of commitments [line items]
Purchase commitments	53,621,957
2020 [member]
Disclosure of commitments [line items]
Purchase commitments	$ 16,027,227